SCHEDULE OF FAIR VALUE OF THE WARRANT LIABILITY ASSUMPTIONS (Details) - China Equities Hk Limited [Member] - Series C Redeemable Convertible Preferred Shares [Member]	Mar. 22, 2021 shares	Dec. 31, 2020 shares
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.38	0.23
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	54	53
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0	0
Measurement Input Fair Value of Share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	9.91	3.12
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement term	2 years 6 months	2 years 8 months 12 days